Risk Management_Credit quality of financial assets items (Details) $ in Thousands		Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		₩ 293,717,693,000,000		$ 254,190,994	₩ 282,457,578,000,000
Securities at amortized cost		20,320,539,000,000		$ 17,585,927	22,932,559,000,000
Financial assets at FVTOCI	[1]	26,795,161,000,000			17,112,249,000,000
Total		340,833,393,000,000			322,502,386,000,000
Total
Disclosure of credit risk exposure [Line Items]
Total		342,495,923,000,000			324,360,715,000,000
Collateral value		184,582,484,000,000			172,864,138,000,000
Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Total		(1,671,099,000,000)			(1,864,506,000,000)
Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		169,438,539,000,000			163,329,105,000,000
Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total	[2]	302,719,856,000,000			292,800,879,000,000
Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total	[3]	19,934,011,000,000			17,770,858,000,000
Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		14,451,806,000,000			8,836,440,000,000
Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total		8,712,860,000,000	[4]		6,355,730,000,000
Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total	[3]	9,625,024,000,000			5,739,850,000,000
Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Total		1,504,172,000,000			1,693,398,000,000
Collateral value		692,139,000,000			698,593,000,000
Loans and other financial assets at amortized cost | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		295,374,712,000,000			284,308,982,000,000
Collateral value		184,582,484,000,000			172,864,138,000,000
Loans and other financial assets at amortized cost | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(1,657,019,000,000)			(1,851,404,000,000)
Loans and other financial assets at amortized cost | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		169,438,539,000,000			163,329,105,000,000
Loans and other financial assets at amortized cost | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	255,709,205,000,000			252,921,186,000,000
Loans and other financial assets at amortized cost | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	19,823,451,000,000			17,624,416,000,000
Loans and other financial assets at amortized cost | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		14,451,806,000,000			8,836,440,000,000
Loans and other financial assets at amortized cost | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	8,712,860,000,000			6,330,382,000,000
Loans and other financial assets at amortized cost | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		9,625,024,000,000	[3]		5,739,850,000,000
Loans and other financial assets at amortized cost | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		1,504,172,000,000			1,693,148,000,000
Collateral value		692,139,000,000			698,593,000,000
Korean treasury and government agencies
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		14,797,040,000,000			13,547,154,000,000
Korean treasury and government agencies | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		14,800,324,000,000			13,550,315,000,000
Collateral value		0			11,600,000,000
Korean treasury and government agencies | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(3,284,000,000)			(3,161,000,000)
Korean treasury and government agencies | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			11,600,000,000
Korean treasury and government agencies | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	14,789,933,000,000			13,549,305,000,000
Korean treasury and government agencies | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	10,390,000,000			1,009,000,000
Korean treasury and government agencies | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			0
Korean treasury and government agencies | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	0			1,000,000
Korean treasury and government agencies | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	0			0
Korean treasury and government agencies | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		1,000,000			0
Collateral value		0			0
Banks
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		18,597,206,000,000			22,283,842,000,000
Banks | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		18,618,556,000,000			22,311,618,000,000
Collateral value		614,228,000,000			364,358,000,000
Banks | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(21,350,000,000)			(27,776,000,000)
Banks | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		612,200,000,000			361,024,000,000
Banks | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	18,336,664,000,000			22,163,951,000,000
Banks | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	109,667,000,000			105,583,000,000
Banks | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		2,028,000,000			3,334,000,000
Banks | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	150,318,000,000			27,777,000,000
Banks | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	0			0
Banks | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		21,907,000,000			14,307,000,000
Collateral value		0			0
Corporates
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		101,041,110,000,000			96,627,671,000,000
Corporates | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		102,033,146,000,000			97,824,955,000,000
Collateral value		58,333,174,000,000			54,531,894,000,000
Corporates | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(992,036,000,000)			(1,197,284,000,000)
Corporates | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		55,602,818,000,000			51,595,949,000,000
Corporates | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	82,286,304,000,000			77,160,502,000,000
Corporates | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	15,201,687,000,000			15,550,301,000,000
Corporates | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		2,335,496,000,000			2,509,620,000,000
Corporates | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	485,469,000,000			655,907,000,000
Corporates | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	3,267,311,000,000			3,424,215,000,000
Corporates | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		792,375,000,000			1,034,030,000,000
Collateral value		394,860,000,000			426,325,000,000
General business
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		53,888,709,000,000			51,797,736,000,000
General business | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		54,566,946,000,000			52,614,738,000,000
Collateral value		23,555,885,000,000			21,317,592,000,000
General business | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(678,237,000,000)			(817,002,000,000)
General business | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		22,291,348,000,000			19,907,948,000,000
General business | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	45,769,233,000,000			43,173,952,000,000
General business | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	6,191,625,000,000			6,474,057,000,000
General business | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,023,766,000,000			1,167,993,000,000
General business | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	441,089,000,000			526,303,000,000
General business | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	1,620,761,000,000			1,723,704,000,000
General business | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		544,238,000,000			716,722,000,000
Collateral value		240,771,000,000			241,651,000,000
Small and medium sized enterprise
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		42,263,470,000,000			39,636,574,000,000
Small and medium sized enterprise | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		42,550,497,000,000			39,972,043,000,000
Collateral value		32,974,329,000,000			31,256,612,000,000
Small and medium sized enterprise | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(287,027,000,000)			(335,469,000,000)
Small and medium sized enterprise | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		31,517,538,000,000			29,780,716,000,000
Small and medium sized enterprise | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	32,180,551,000,000			29,510,917,000,000
Small and medium sized enterprise | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	8,507,800,000,000			8,527,542,000,000
Small and medium sized enterprise | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,311,730,000,000			1,291,222,000,000
Small and medium sized enterprise | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	44,380,000,000			107,998,000,000
Small and medium sized enterprise | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	1,586,865,000,000			1,547,761,000,000
Small and medium sized enterprise | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		230,901,000,000			277,825,000,000
Collateral value		145,061,000,000			184,674,000,000
Project financing and others
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		4,888,931,000,000			5,193,361,000,000
Project financing and others | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		4,915,703,000,000			5,238,174,000,000
Collateral value		1,802,960,000,000			1,957,690,000,000
Project financing and others | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(26,772,000,000)			(44,813,000,000)
Project financing and others | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,793,932,000,000			1,907,285,000,000
Project financing and others | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	4,336,520,000,000			4,475,633,000,000
Project financing and others | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	502,262,000,000			548,702,000,000
Project financing and others | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			50,405,000,000
Project financing and others | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0			21,606,000,000	[4]
Project financing and others | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	59,685,000,000			152,750,000,000
Project financing and others | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		17,236,000,000			39,483,000,000
Collateral value		9,028,000,000			0
Consumers
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		159,282,337,000,000			149,998,911,000,000
Consumers | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		159,922,686,000,000			150,622,094,000,000
Collateral value		125,635,082,000,000			117,956,286,000,000
Consumers | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(640,349,000,000)			(623,183,000,000)
Consumers | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		113,223,521,000,000			111,360,532,000,000
Consumers | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	140,296,304,000,000			140,047,428,000,000
Consumers | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	4,501,707,000,000			1,967,523,000,000
Consumers | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		12,114,282,000,000			6,323,486,000,000
Consumers | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	8,077,073,000,000			5,646,697,000,000
Consumers | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	6,357,713,000,000			2,315,635,000,000
Consumers | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		689,889,000,000			644,811,000,000
Collateral value		297,279,000,000			272,268,000,000
Securities at amortized cost | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		20,326,050,000,000			22,939,484,000,000
Collateral value		0			0
Securities at amortized cost | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		(5,511,000,000)			(6,925,000,000)
Securities at amortized cost | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			0
Securities at amortized cost | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost	[2]	20,326,050,000,000			22,939,039,000,000
Securities at amortized cost | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost	[3]	0			0
Securities at amortized cost | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			0
Securities at amortized cost | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost	[4]	0			195,000,000
Securities at amortized cost | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost	[3]	0			0
Securities at amortized cost | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		0			250,000,000
Collateral value		0			0
Financial assets at FVTOCI | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[1]	26,795,161,000,000			17,112,249,000,000
Collateral value		0			0
Financial assets at FVTOCI | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[1]	(8,569,000,000)			(6,177,000,000)
Financial assets at FVTOCI | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			0
Financial assets at FVTOCI | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[1],[2]	26,684,601,000,000			16,940,654,000,000
Financial assets at FVTOCI | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[1],[3]	110,560,000,000			146,442,000,000
Financial assets at FVTOCI | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			0
Financial assets at FVTOCI | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[1],[4]	0			25,153,000,000
Financial assets at FVTOCI | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[1],[3]	0			0
Financial assets at FVTOCI | Stage 3
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[1]	0			0
Financial assets at FVTOCI | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI		0			0
Collateral value		₩ 0			₩ 0

[1]	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.
[2]	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
[3]	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
[4]	Credit grade of corporates are A- ~ BBB, and consumers are grades 1 ~ 6.